Subsequent Events Subsequent Events (Details) $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 30, 2020 vessel	Jan. 28, 2020 USD ($) vessel	Jan. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment						$ 20,008	$ 589	$ 52,131
(Loss) gain and write-down on sale of vessels (note 21)						(5,544)	170	(12,984)
Aframax Tanker
Subsequent Event [Line Items]
(Loss) gain and write-down on sale of vessels (note 21)								$ (11,200)
Number Of Vessels Sold | vessel								3
Suezmaxes Tankers Two
Subsequent Event [Line Items]
(Loss) gain and write-down on sale of vessels (note 21)								$ (1,800)
Ship-to-ship Support Vessel [Member]
Subsequent Event [Line Items]
(Loss) gain and write-down on sale of vessels (note 21)							$ 200
Number Of Vessels Sold | vessel							1
Suezmax Tankers
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment						38,000
(Loss) gain and write-down on sale of vessels (note 21)						$ 3,200
Number Of Vessels Sold | vessel								2
Number Of Vessels | vessel						2
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels refinanced | vessel		31
Proceeds from Sale of Property, Plant, and Equipment			$ 40,800
(Loss) gain and write-down on sale of vessels (note 21)				$ 2,700
Subsequent Event [Member] | Suezmax Tankers
Subsequent Event [Line Items]
Number Of Vessels Sold | vessel	2
Forecast | Ship to Ship Transfer Business
Subsequent Event [Line Items]
Proceeds from business divestiture		$ 26,000			$ 26,000
Forecast | Subsequent Event [Member] | Ship to Ship Transfer Business
Subsequent Event [Line Items]
Proceeds from business divestiture		$ 26,000
2020 Debt Facility Maturing in December 2024 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of Debt			$ 455,000